Expense Example - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Health Care Index ETF - Fidelity MSCI Health Care Index ETF	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 9
3 years	27
5 years	47
10 years	$ 108